Submission	Aug. 03, 2026
Submission [Line Items]
Central Index Key	0001693143
Registrant Name	Natixis Commercial Mortgage Securities LLC
Registration File Number	333-274151
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES